Disposal (Details)			12 Months Ended
	Dec. 08, 2016 USD ($)	Dec. 08, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disposal (Textual)
Income tax provisions			$ 475,818	$ 548,437	$ 452,850
Shandong Jinmo Recycled Water Resource Co., Ltd. [Member]
Disposal (Textual)
Sale of assets and liabilities transaction	$ 31,678	¥ 220,000
Gain on sale of transaction	789
Income tax provisions	$ 14,511				$ 21,799